Note 20 - Related Party Transactions (Details Textual) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Total short-term employee benefits expense	$ 1,190,218	$ 1,371,066
Key management personnel compensation	1,543,451	1,580,610
Share options [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with related party	216,855	101,966
Direct family member of chairman [member]
Statement Line Items [Line Items]
Services received, related party transactions	46,164	65,808
Amounts payable, related party transactions	3,675	4,200
Company controlled by a direct family member of chairman [member]
Statement Line Items [Line Items]
Services received, related party transactions	80,538	26,288
Amounts payable, related party transactions	5,341	158
Chief executive officer [member]
Statement Line Items [Line Items]
Total short-term employee benefits expense	180,069	165,000
Chief financial officer [member]
Statement Line Items [Line Items]
Total short-term employee benefits expense	69,876	38,880
President [member]
Statement Line Items [Line Items]
Total short-term employee benefits expense	470,634
Chief development officer and directors [member]
Statement Line Items [Line Items]
Total short-term employee benefits expense		567,269
Employee [member]
Statement Line Items [Line Items]
Total short-term employee benefits expense	469,639	599,917
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 20,997	$ 139,600